UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

       /s/  Christina Gaughran     Boston, MA     November 05, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $464,274 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    20855    20005 SH       SOLE                        0        0    20005
ALZA CORP                      SDCV 7/2         02261WAB5     9821    10230 PRN      SOLE                        0        0    10230
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    32360    35310 SH       SOLE                        0        0    35310
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    22628    27940 SH       SOLE                        0        0    27940
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    17325    19915 SH       SOLE                        0        0    19915
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    10923     8610 SH       SOLE                        0        0     8610
CSX CORP                       DBCV 10/3        126408GA5     4654     2405 PRN      SOLE                        0        0     2405
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     6232     5315 SH       SOLE                        0        0     5315
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    27336    27416 SH       SOLE                        0        0    27416
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    19532    21115 SH       SOLE                        0        0    21115
GENERAL MTRS CORP              DEB SR CONV B    370442733     1401   147650 SH       SOLE                        0        0   147650
GENZYME CORP                   NOTE 1.250%12/0  372917AN4    14252    12295 SH       SOLE                        0        0    12295
INTEL CORP                     SDCV 2.950%12/1  458140AD2    24536    27805 SH       SOLE                        0        0    27805
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    30984    30925 SH       SOLE                        0        0    30925
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46    27188    28770 PRN      SOLE                        0        0    28770
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    23107    25645 SH       SOLE                        0        0    25645
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AJ5     7333     7200 SH       SOLE                        0        0     7200
PROLOGIS                       NOTE 1.875%11/1  743410AR3     4981     7070 SH       SOLE                        0        0     7070
PRUDENTIAL FINL INC            FRNT 12/1        744320AJ1    32450    34360 SH       SOLE                        0        0    34360
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     7190     3660 PRN      SOLE                        0        0     3660
ST JUDE MED INC                DBCV 1.220%12/1  790849AD5    29489    29605 SH       SOLE                        0        0    29605
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    22175    21865 SH       SOLE                        0        0    21865
TRANSOCEAN SEDCO FOREX INC     NOTE 1.625%12/1  893830AU3    15786    16665 SH       SOLE                        0        0    16665
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1  893830AV1     5202     5650 SH       SOLE                        0        0     5650
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3     7660     9350 SH       SOLE                        0        0     9350
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     9938    11225 SH       SOLE                        0        0    11225
WYETH                          DBCV 1/1         983024AD2    28936    29525 SH       SOLE                        0        0    29525